UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2017

Date of reporting period: December 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
DST ASSET MANAGER SOLUTIONS, INC.* P.O. Box 8511 Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS
For information about:
■ Account Procedures
■ Purchases
■ Redemptions
■ Exchanges Call 800-343-5678
■ New Account Procedures and Status
■ Prospectuses
■ Performance
■ Proxy Voting Policies and Voting Records
■ Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o DST Asset Manager Solutions, Inc.*
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

*Formerly known as Boston Financial Data Services.
MAR17	Printed in U.S.A.

CGM
Mutual Fund

88th Annual Report
December 31, 2017

A No-Load Fund

To Our Shareholders:

1

CGM MUTUAL FUND

CGM Mutual Fund increased 5.9% during the fourth quarter of 2017, compared to the Standard and Poor’s 500 Index (S&P 500 Index) which increased 6.6% and the ICE BofAML US Corporate Government & Mortgage Index which returned 0.4% over the same period. For the twelve months ended December 31, 2017, CGM Mutual Fund returned 17.1%, the S&P 500 Index returned 21.8% and the ICE BofAML US Corporate Government & Mortgage Index returned 3.6%.
The Year in Review and Economic Outlook
The stock market started the year strong, continuing a rally that began with the presidential election at the end of 2016. Bank stocks were a significant driver of market performance early in the year based on the prospects of a more favorable regulatory environment and the possibility of upward inflation pressures. U.S. and foreign stocks advanced in response to rising commodity prices and improved global economic conditions. The prospects of continuing U.S. and global economic growth led the Federal Reserve to raise interest rates in mid-March with plans for two further rate increases during the year. Stocks reacted favorably to the news but pulled back as the quarter came to a close. The decline at the end of the quarter may have been in reaction to the inability of the Trump administration and congressional Republicans to pass a replacement for the Affordable Care Act and concern that this failure was an indication that the administration would have trouble implementing its agenda of infrastructure spending, tax cuts and reduced regulation. Despite the market weakness, consumer confidence continued to grow through the end of the quarter and the Conference Board’s Consumer Confidence Index reached its highest level in seventeen years. In another healthy sign for the economy, the Commerce Department’s Personal Consumption Expenditure Index (the index the Fed consults when planning interest rate adjustments) for February surpassed the Fed’s target of a 2% annual gain for the first time in five years.

Stocks climbed through the second quarter despite mixed economic news. The Institute for Supply Management (ISM) reported accelerating growth in the non-manufacturing sector and also indicated that the manufacturing sector continued to expand, though at a slightly slower pace than earlier in the year. Lackluster U.S. business investment since the end of the recession resulted in tempered growth in the manufacturing sector. Labor Department reports in April provided signs of upward inflation pressure. The Producer Price Index for Final Demand, which measures the prices U.S. companies receive for their goods and services, grew to its highest level in five years. Import prices also increased by 4.1% from a year earlier. However, this news was offset by oil prices that dropped into bear market territory in June and countered rising inflation pressures. Despite the conflicting news, the equity markets continued to climb through the end of the quarter, led by technology stocks which outperformed the broader market, and bank stocks which benefited from the news that all of the 34 largest U.S. banks passed the Fed’s capital requirements test mandated by the Dodd-Frank Act.
U.S. economic growth picked up in the third quarter despite low inflation. Strong employment and wage data along with resurgent consumer spending contributed to the steady expansion. Wage increases have been subdued throughout the recovery from the recession but the Labor Department’s June employment report indicated that workers at the bottom of the pay scale were now seeing their earnings increase at a faster rate than the median for all workers. The Commerce Department reported that retail sales for the first half of the year surpassed the first half of 2016 and grew at an even quicker pace in July. In early September, the impact of hurricanes Harvey and Irma along with rising tensions between the U.S. and North Korea temporarily weighed on stock prices and, along with weak inflation numbers, contributed to low bond yields. But the Fed expressed its confidence in continued economic growth by announcing that it would begin to reduce its portfolio of bonds and

2

CGM MUTUAL FUND

other assets purchased to stimulate the economy in the wake of the recession. By the end of the quarter, stocks were back in record territory.
The fourth quarter saw continued growth with the ISM reporting that manufacturing activity in September reached a thirteen year high despite the impact of the recent hurricanes. In October, the Labor Department reported that the unemployment rate dropped to a 17 year low of 4.1%, where it remained through the end of the year. As the market anticipated passage of the Republican’s tax plan, stocks continued to hit new records, led by banks and small cap stocks which are expected to benefit the most from the new corporate tax cuts. Bond yields rebounded after passage of the tax plan in anticipation of upward inflationary pressures and the yield on the 10 year U.S. Treasury bond ended the year at 2.4%. Expanding corporate earnings and a growing global economy drove the S&P 500 Index and the Dow Jones Industrial Average to their best returns since 2013.
Portfolio Strategy
CGM Mutual Fund was fully invested throughout 2017 in anticipation of strengthening economic growth around the globe. The Fund’s largest industry positions over the course of the year were in the financial sector, including commercial banks, money center banks and broker/dealers. Other significant holdings during that period were in semiconductor production and semiconductor capital equipment companies and mining companies.
CGM Mutual Fund’s largest portfolio gains were in commercial banks and broker/dealers with smaller contributions from semiconductor production and semiconductor capital equipment companies and mining companies.
The fixed income section of the portfolio was invested in short term U.S. Treasury securities as we expected interest rates to rise.
On December 31, 2017, CGM Mutual Fund was 26.6% invested in short term U.S. Treasury securities. The equity portion of the portfolio was

15.0% invested in metals and mining companies, 13.4% in commercial banks and 10.8% invested in money center banks. The Fund’s three largest equity holdings were Citigroup Inc. (commercial banks), Vale S.A. ADR (metals and mining) and Bank of America Corporation (commercial banks).
David C. Fietze
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2018

3

Average Annual Total Returns through 12/31/17

		1 Year	5 Year	10 Year
■	CGM Mutual Fund	17.1%	9.2%	3.8%
■	S&P 500 Index	21.8%	15.8%	8.5%
■	ICE BofAML US Corporate Government & Mortgage Index	3.6%	2.1%	4.1%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM MUTUAL FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, he currently manages CGM Realty Fund and CGM Focus Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2017
	CGM Mutual Fund (%)
10 Years	+	45.6
5 Years	+	55.6
1 Year	+	17.1
3 Months	+	5.9
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

4

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2017 COMMON STOCKS

Industry	Percent of Net Assets
Metals and Mining	15.0%
Commercial Banks	13.4
Banks - Money Center	10.8
Broker/Dealers	7.6
Retail	5.3
Leisure	5.3
Oil-Independent Production	4.0
Home Products	3.8
Machinery	3.3
Textile and Apparel	1.0
Housing and Building Materials	1.0
Hotels and Restaurants	1.0
Steel	0.7
Insurance	0.4
BONDS

United States Treasury Notes	26.6
SCHEDULE OF INVESTMENTS as of December 31, 2017 COMMON STOCKS — 72.6% OF TOTAL NET ASSETS

Banks - Money Center — 10.8%	Shares	Value(a)
Banco Bradesco S.A. ADR (b)	2,170,000	$22,220,800
Itau Unibanco Holding S.A. ADR (b)	1,730,000	22,490,000
		44,710,800
Broker/Dealers — 7.6%
Morgan Stanley	440,000	23,086,800
The Charles Schwab Corporation	170,000	8,732,900
		31,819,700
Commercial Banks — 13.4%
Bank of America Corporation	880,000	25,977,600
Citigroup Inc.	400,000	29,764,000
		55,741,600
Home Products — 3.8%
Thor Industries, Inc.	105,000	15,825,600

Hotels and Restaurants — 1.0%
Melco Resorts & Entertainment Limited ADR (b)	140,000	4,065,600

Housing and Building Materials — 1.0%
D.R. Horton, Inc.	80,000	4,085,600

See accompanying notes to financial statements.
5

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2017 (continued) COMMON STOCKS (continued)

Insurance — 0.4%	Shares	Value(a)
Prudential Financial, Inc.	15,000	$1,724,700

Leisure — 5.3%
Carnival Corporation (b)	50,000	3,318,500
Polaris Industries Inc.	35,000	4,339,650
Royal Caribbean Cruises Ltd. (b)	120,000	14,313,600
		21,971,750
Machinery — 3.3%
United Rentals, Inc. (c)	80,000	13,752,800

Metals and Mining — 15.0%
Freeport-McMoRan Copper & Gold Inc. (c)	500,000	9,480,000
Turquoise Hill Resources Ltd. (b)(c)	7,200,000	24,696,000
Vale S.A. ADR (b)	2,300,000	28,129,000
		62,305,000
Oil - Independent Production — 4.0%
Petroleo Brasileiro S.A. - Petrobras ADR (b)(c)	1,600,000	16,464,000

Retail — 5.3%
Best Buy Co., Inc.	50,000	3,423,500
Dollar Tree, Inc. (c)	30,000	3,219,300
Skechers U.S.A., Inc. (c)	410,000	15,514,400
		22,157,200
Steel — 0.7%
United States Steel Corporation	80,000	2,815,200

Textile and Apparel — 1.0%
PVH Corp.	30,000	4,116,300

TOTAL COMMON STOCKS (Identified cost $259,605,050)		301,555,850

BONDS — 26.6% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 26.6%
United States Treasury Notes, 0.750%, 07/31/2018	$5,500,000	5,472,930
United States Treasury Notes, 0.750%, 10/31/2018	18,500,000	18,347,520
United States Treasury Notes, 1.125%, 01/31/2019	26,000,000	25,801,953
United States Treasury Notes, 1.250%, 12/15/2018	41,500,000	41,282,773
United States Treasury Notes, 1.250%, 05/31/2019	7,000,000	6,942,031
United States Treasury Notes, 1.250%, 08/31/2019	4,000,000	3,959,219
United States Treasury Notes, 1.875%, 12/15/2020	9,000,000	8,973,984
TOTAL BONDS (Identified cost $111,462,641)		110,780,410

See accompanying notes to financial statements.
6

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2017 (continued)

SHORT-TERM INVESTMENT — 1.8% OF TOTAL NET ASSETS	Face Amount	Value(a)
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.2% to be repurchased at $7,500,167 on 01/02/2018 collateralized by $7,575,000 U.S. Treasury Bond, 2.375% due 08/15/2024 valued at $7,665,750 including interest (Cost $7,500,000)	$7,500,000	$7,500,000

TOTAL INVESTMENTS — 101.0% (Identified cost $378,567,691)		419,836,260
Cash and receivables		4,565,393
Liabilities		(8,817,940)
TOTAL NET ASSETS — 100.0%		$415,583,713

(a) See Note 2A.
(b) At December 31, 2017, the Fund has approximately 21.5% of net assets invested in companies incorporated in Brazil, approximately 5.9% of net assets invested in companies incorporated in Canada and is invested in other foreign countries that each account for less than 5% of net assets (in aggregate 5.2%).
(c) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
7

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

Assets
Investments at value:
(Identified cost $378,567,691)		$419,836,260
Cash		877
Receivable for:
Securities sold	$3,338,388
Shares of the Fund sold	39,677
Dividends and interest	1,186,451	4,564,516
Total assets		424,401,653

Liabilities
Payable for:
Securities purchased	3,878,997
Shares of the Fund redeemed	658,900
Tax withholding	113,264
Distributions declared	3,666,092	8,317,253
Accrued expenses:
Management fees	317,989
Trustees’ fees	17,369
Accounting, administration and compliance expenses	25,965
Transfer agent fees	60,152
Other expenses	79,212	500,687
Total liabilities		8,817,940
Net Assets		$415,583,713

Net assets consist of:
Capital paid-in		$375,058,316
Accumulated net realized losses on investments		(743,172)
Net unrealized appreciation on investments		41,268,569
Net Assets		$415,583,713

Shares of beneficial interest outstanding, no par value		13,396,686

Net asset value per share*		$31.02

* Shares of the Fund are sold and redeemed at net asset
value ($415,583,713 ÷ 13,396,686).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2017

Investment Income
Income:
Dividends (net of withholding tax of
$267,800)	$5,021,684
Interest	1,064,140
6,085,824
Expenses:
Management fees	3,582,777
Trustees’ fees	69,691
Accounting, administration and compliance expenses	311,581
Custodian fees and expenses	77,422
Transfer agent fees	340,096
Audit and tax services	51,165
Legal	39,639
Printing	46,762
Registration fees	24,461
Miscellaneous expenses	14,626
4,558,220
Net investment income	1,527,604

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments and foreign currency transactions	57,496,325
Net change in unrealized appreciation on investments	4,165,553
Net realized and unrealized gains on investments and foreign currency transactions	61,661,878

Change in Net Assets from Operations	$63,189,482

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	2017	2016
From Operations
Net investment income (loss)	$1,527,604	$(553,798)
Net realized gains on investments and foreign currency transactions	57,496,325	12,557,545
Net change in unrealized appreciation on investments	4,165,553	14,049,458
Change in net assets from operations	63,189,482	26,053,205

From Distributions to Shareholders
Net investment income	(1,511,433)	—
Net short-term realized capital gains on investments	(50,600,313)	—
Net long-term realized capital gains on investments	(6,265,201)	(10,400,786)
	(58,376,947)	(10,400,786)
From Capital Share Transactions
Proceeds from sale of shares	2,460,683	2,909,083
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	1,376,985	—
Distributions from net short-term realized capital gains on investments	47,392,526	—
Distributions from net long-term realized capital gains on investments	5,867,901	9,678,076
	57,098,095	12,587,159
Cost of shares redeemed	(34,047,437)	(42,098,460)
Change in net assets derived from capital share transactions	23,050,658	(29,511,301)
Total change in net assets	27,863,193	(13,858,882)

Net Assets
Beginning of period	387,720,520	401,579,402
End of period	$415,583,713	$387,720,520

Number of Shares of the Fund:
Issued from sale of shares	74,659	103,231
Issued in connection with reinvestment of:
Dividends from net investment income	42,208	—
Distributions from net short-term realized capital gains on investments	1,527,805	—
Distributions from net long-term realized capital gains on investments	189,163	314,632
	1,833,835	417,863
Redeemed	(1,040,079)	(1,485,217)
Net change	793,756	(1,067,354)

See accompanying notes to financial statements.
9

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2017	2016	2015	2014	2013
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$30.76	$29.38	$30.31	$32.16	$28.42
Net investment income (loss) (a)	0.13	(0.04)	(0.11)	(0.17)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	5.13	2.27	(0.82)	1.87	6.06
Total from investment operations	5.26	2.23	(0.93)	1.70	5.97

Dividends from net investment income	(0.13)	—	—	—	—
Distributions from net short-term realized gains	(4.33)	—	—	(1.57)	(1.62)
Distributions from net long-term realized gains	(0.54)	(0.85)	—	(1.98)	(0.61)
Total distributions	(5.00)	(0.85)	—	(3.55)	(2.23)

Net increase (decrease) in net asset value	0.26	1.38	(0.93)	(1.85)	3.74
Net asset value at end of period	$31.02	$30.76	$29.38	$30.31	$32.16

Total return (%)	17.1	7.6	(3.1)	5.3	21.0

Ratios:
Operating expenses to average net assets (%)	1.15	1.17	1.12	1.12	1.11
Net investment income (loss) to average net assets (%)	0.38	(0.15)	(0.37)	(0.55)	(0.29)
Portfolio turnover (%)	423	436	345	301	374
Net assets at end of period (in thousands) ($)	415,584	387,721	401,579	448,564	477,188
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2017

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2017 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”).

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$301,555,850	—	—
	Bonds
	United States Treasury Notes	—	$110,780,410	—
	Short-Term Investment
	Repurchase Agreement	—	7,500,000	—
	Total	$301,555,850	$118,280,410	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the twelve months ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$40,525,397
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2017 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$379,310,863	$45,676,876	$(5,151,479)	$40,525,397
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2017 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2017 and 2016 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2017	$52,111,746	$6,265,201	$58,376,947
2016	—	$10,400,786	$10,400,786
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2017, the Fund had an investment in a repurchase agreement with a gross value of $7,500,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $7,665,750 exceeded the value of the repurchase agreement at December 31, 2017 by $165,750.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
4. Purchases and sales of securities — For the year ended December 31, 2017, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,621,857,865 and $1,658,926,854, respectively. For long-term government obligations, there were $50,914,922 of purchases and $44,928,008 of sales.
5. Fees and expenses
A. Management fees — During the year ended December 31, 2017, the Fund incurred management fees of $3,582,777, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $311,581, for the year ended December 31, 2017, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $277,944 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2017, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reported by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X was August 1, 2017. The original compliance date for the new forms was June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. On December 8, 2017 the SEC delayed by nine months the requirement to file the new portfolio holdings disclosure form with the SEC.  During the nine month delay, funds will not be required to file this form, but are required to maintain in their records the information that would be reported in the form.

13

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and CGM Mutual Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Mutual Fund (the "Fund") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2018

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined the specific year we began serving as auditor.

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2017 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2017
(unaudited)
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund hereby designates $6,327,920 as capital gain dividend for the taxable year ended December 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

For taxable non-corporate shareholders, 7.8% of the 2017 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 4% of the 2017 ordinary dividend qualifies for the dividends-received deduction.

15

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2017 to December 31, 2017.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Expenses Paid During Period* 07/01/17 - 12/31/17
Actual	$1,000.00	$1,118.40	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80
* Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Vice President and Secretary of CGM Trust (since 1992); Employee - Office Administrator, CGM	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3
(1949)

17

CGM MUTUAL FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
J. Baur Whittlesey	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)

Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton*	Vice President since 1992 and Anti-Money Laundering Compliance Officer since 2002	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Jem A. Hudgins*	Treasurer since 2004	Employee – Treasury Operations, CGM	3
(1963)
Leslie A. Lake*	Vice President and Secretary since1992	Employee – Office Administrator, CGM	3
(1945)
Martha I. Maguire*	Vice President since 1994	Employee – Funds Marketing, CGM	3
(1955)
Nicole M. Fembleaux*	Assistant Vice President since 2011	Employee – Operations, CGM	3
(1979)
Kevin Ure*	Vice President since 2013	Employee – Accounts Admin. Operations, CGM	3
(1971)
Tony Figueiredo*	Vice President since 2013	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Assistant Treasurer since 2014	Employee – Treasury Operations, CGM	3
(1972)		38 Newbury St., Boston, MA 02116

18

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
DST ASSET MANAGER SOLUTIONS, INC.* P.O. Box 8511 Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS
For information about:
■ Account Procedures
■ Purchases
■ Redemptions
■ Exchanges Call 800-343-5678
■ New Account Procedures and Status
■ Prospectuses
■ Performance
■ Proxy Voting Policies and Voting Records
■ Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o DST Asset Manager Solutions, Inc.*
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

*Formerly known as Boston Financial Data Services.
RAR17	Printed in U.S.A.

CGM
Realty Fund

24th Annual Report
December 31, 2017

A No-Load Fund

To Our Shareholders:
CGM Realty Fund increased 13.1% during the fourth quarter of 2017 compared to the Standard and Poor’s 500 Index (S&P 500 Index) which increased 6.6% and the Standard and Poor’s U.S. REIT Index which returned 1.4%. For the twelve months ended December 31, 2017, CGM Realty Fund returned 32.8%, the S&P 500 Index returned 21.8% and the Standard and Poor’s U.S. REIT Index returned 4.3%.
The Year in Review and Economic Outlook
The stock market started the year strong, continuing a rally that began with the presidential election at the end of 2016. Bank stocks were a significant driver of market performance early in the year based on the prospects of a more favorable regulatory environment and the possibility of upward inflation pressures. U.S. and foreign stocks advanced in response to rising commodity prices and improved global economic conditions. The prospects of continuing U.S. and global economic growth led the Federal Reserve to raise interest rates in mid-March with plans for two further rate increases during the year. Stocks reacted favorably to the news but pulled back as the quarter came to a close. The decline at the end of the quarter may have been in reaction to the inability of the Trump administration and congressional Republicans to pass a replacement for the Affordable Care Act and concern that this failure was an indication that the administration would have trouble implementing its agenda of infrastructure spending, tax cuts and reduced regulation. Despite the market weakness, consumer confidence continued to grow through the end of the quarter and the Conference Board’s Consumer Confidence Index reached its highest level in seventeen years. In another healthy sign for the economy, the Commerce Department’s Personal Consumption Expenditure Index (the index the Fed consults when planning interest rate adjustments) for February surpassed the Fed’s target of a 2% annual gain for the first time in five years.
Stocks climbed through the second quarter despite mixed economic news. The Institute for Supply Management (ISM) reported accelerating growth in the non-manufacturing sector and also indicated that the manufacturing sector continued to expand, though at a slightly slower pace than earlier in the year. Lackluster U.S. business investment since the end of the recession resulted in tempered growth in the manufacturing sector. Labor Department reports in April provided signs of upward inflation pressure. The Producer Price Index for Final Demand, which measures the prices U.S. companies receive for their goods and services, grew to its highest level in five years. Import prices also increased by 4.1% from a year earlier. However, this news was offset by oil prices that dropped into bear market territory in June and countered rising inflation pressures. Despite the conflicting news, the equity markets continued to climb through the end of the quarter, led by technology stocks which outperformed the broader market, and bank stocks which benefited from the news that all of the 34 largest U.S. banks passed the Fed’s capital requirements test mandated by the Dodd-Frank Act.
U.S. economic growth picked up in the third quarter despite low inflation. Strong employment and wage data along with resurgent consumer spending contributed to the steady expansion. Wage increases have been subdued throughout the recovery from the recession but the Labor Department’s June employment report indicated that workers at the bottom of the pay scale were now seeing their earnings increase at a faster rate than the median for all workers. The Commerce Department reported that retail sales for the first half of the year surpassed the first half of 2016 and grew at an even quicker pace in July. In early September, the impact of hurricanes Harvey and Irma along with rising tensions between the U.S. and North Korea temporarily weighed on stock prices and, along with weak inflation numbers, contributed to low bond yields. But the Fed expressed its confidence in continued economic growth by announcing that it would begin to reduce its portfolio of bonds and other assets purchased to stimulate the economy in the wake of the recession. By the end of the quarter, stocks were back in record territory.

1

CGM REALTY FUND

The fourth quarter saw continued growth with the ISM reporting that manufacturing activity in September reached a thirteen year high despite the impact of the recent hurricanes. In October, the Labor Department reported that the unemployment rate dropped to a 17 year low of 4.1%, where it remained through the end of the year. As the market anticipated passage of the Republican’s tax plan, stocks continued to hit new records, led by banks and small cap stocks which are expected to benefit the most from the new corporate tax cuts. Bond yields rebounded after passage of the tax plan in anticipation of upward inflationary pressures and the yield on the 10 year U.S. Treasury bond ended the year at 2.4%. Expanding corporate earnings and a growing global economy drove the S&P 500 Index and the Dow Jones Industrial Average to their best returns since 2013.
Portfolio Strategy
CGM Realty Fund's portfolio was less than 30% invested in real estate investment trusts (REITs) throughout the year. REIT performance fluctuates with interest rate levels and we anticipated rising interest rates over the course of 2017.
The Fund had significant investments in homebuilders, mining companies and hotels in 2017. During the first half of the year, CGM Realty Fund also held a substantial position in data center REITs. The non-real estate portion of the Fund was invested in the financial sector in commercial banks and broker/dealers.
The largest contributors to the Fund’s positive performance in 2017 were the mining companies and housing investments. Data center REITs, commercial banks and broker/dealers also added to CGM Realty Fund’s performance.
On December 31, 2017, CGM Realty Fund was 25.3% invested in metals and mining companies, 17.3% invested in commercial banks and 14.9% invested in housing and building materials. The Fund also held 24.4% in REITs. The three largest holdings were Vale S.A. ADR (metals and mining),

Bank of America Corporation and Citigroup Inc. (commercial banks).
David C. Fietze
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2018

2

Average Annual Total Returns through 12/31/17

		1 Year	5 Year	10 Year
■	CGM Realty Fund	32.8%	12.3%	6.3%
■	S&P 500 Index	21.8%	15.8%	8.5%
■	Standard and Poor's U.S. REIT Index	4.3%	9.1%	7.3%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM REALTY FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2017
	CGM Realty Fund (%)
10 Years	+	84.4
5 Years	+	78.4
1 Year	+	32.8
3 Months	+	13.1

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2017 COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Residential	11.8%
Office and Industrial	6.7
Retail	5.9
Other Common Stocks
Metals and Mining	25.3
Commercial Banks	17.3
Housing and Building Materials	14.9
Real Estate Services	7.1
Hotels and Restaurants	4.9
Broker/Dealers	4.6
SCHEDULE OF INVESTMENTS as of December 31, 2017 COMMON STOCKS — 98.5% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 24.4%

Office and Industrial — 6.7%	Shares	Value(a)
Prologis, Inc.	300,000	$19,353,000
SL Green Realty Corp.	480,000	48,446,400
		67,799,400
Residential — 11.8%
American Homes 4 Rent	1,310,000	28,610,400
Equity LifeStyle Properties, Inc.	230,000	20,474,600
Invitation Homes Inc.	2,050,000	48,318,500
Sun Communities, Inc.	227,500	21,107,450
		118,510,950
Retail — 5.9%
DDR Corp.	6,633,000	59,431,680

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $247,083,628)		245,742,030
OTHER COMMON STOCKS — 74.1%

Broker/Dealers — 4.6%
Morgan Stanley	880,000	46,173,600

Commercial Banks — 17.3%
Bank of America Corporation	3,330,000	98,301,600
Citigroup Inc.	1,020,000	75,898,200
		174,199,800
Hotels and Restaurants — 4.9%
Melco Resorts & Entertainment Limited ADR (b)	1,700,000	49,368,000

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2017 (continued) COMMON STOCKS (continued)

Housing and Building Materials — 14.9%	Shares	Value(a)
D.R. Horton, Inc.	1,030,000	$52,602,100
Lennar Corporation	795,000	50,275,800
Toll Brothers, Inc.	970,000	46,579,400
		149,457,300
Metals and Mining — 25.3%
Anglo American plc ADR (b)	492,000	5,092,200
Teck Resources Limited (b)	2,140,000	56,003,800
Turquoise Hill Resources Ltd. (b)(c)	16,840,000	57,761,200
Vale S.A. ADR (b)	9,300,000	113,739,000
Vulcan Materials Company	170,000	21,822,900
		254,419,100
Real Estate Services — 7.1%
CBRE Group, Inc. (c)	350,000	15,158,500
Jones Lang LaSalle Incorporated	310,000	46,168,300
Marriott Vacations Worldwide Corporation	70,000	9,464,700
		70,791,500

TOTAL OTHER COMMON STOCKS (Identified cost $554,917,172)		744,409,300
TOTAL COMMON STOCKS (Identified cost $802,000,800)		990,151,330

SHORT-TERM INVESTMENT — 3.6% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.2% to be repurchased at $36,030,800 on 01/02/2018 collateralized by $35,000,000 U.S. Treasury Inflation Indexed Bond, 0.125% due 04/15/2020 valued at $36,799,602 including interest (Cost $36,030,000)
	Face Amount

	$36,030,000	36,030,000

TOTAL INVESTMENTS — 102.1% (Identified cost $838,030,800)		1,026,181,330
Cash and receivables		14,714,757
Liabilities		(36,102,705)
TOTAL NET ASSETS — 100.0%		$1,004,793,382
(a) See Note 2A.
(b) At December 31, 2017, the Fund has approximately 11.3% of net assets invested in companies incorporated in Brazil, approximately 11.3% of net assets invested in companies incorporated in Canada and is invested in other foreign countries that each account for less than 5% of net assets (in aggregate 5.4%).
(c) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

Assets
Investments at value:
(Identified cost $838,030,800)		$1,026,181,330
Cash		2,257
Receivable for:
Securities sold	$11,208,691
Shares of the Fund sold	7,203
Dividends and interest	3,496,606	14,712,500
Total assets		1,040,896,087

Liabilities
Payable for:
Securities purchased	6,349,445
Shares of the Fund redeemed	7,050,381
Distributions declared	21,545,385
Tax withholding	218,029	35,163,240
Accrued expenses:
Management fees	685,670
Trustees’ fees	29,086
Accounting, administration and compliance expenses	47,527
Transfer agent fees	72,502
Other expenses	104,680	939,465
Total liabilities		36,102,705
Net Assets		$1,004,793,382

Net assets consist of:
Capital paid-in		$816,634,168
Net unrealized appreciation on investments		188,159,214
Net Assets		$1,004,793,382

Shares of beneficial interest outstanding, no par value		31,212,101

Net asset value per share*		$32.19
* Shares of the Fund are sold and redeemed at net asset
value ($1,004,793,382 ÷ 31,212,101).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2017

Investment Income
Income:
Dividends (net of withholding tax of
$649,270)	$14,166,254
Interest	21,011
14,187,265

Expenses:
Management fees	7,415,575
Trustees’ fees	116,561
Accounting, administration and compliance expenses	570,319
Custodian fees and expenses	140,942
Transfer agent fees	423,823
Audit and tax services	51,165
Legal	91,305
Printing	56,580
Registration fees	24,304
Miscellaneous expenses	31,462
8,922,036
Net investment income	5,265,229

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments and foreign currency transactions	185,248,795
Net change in unrealized appreciation on investments and foreign currency transactions	75,928,493
Net realized and unrealized gains on investments and foreign currency transactions	261,177,288

Change in Net Assets from Operations	$266,442,517

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	2017	2016
From Operations
Net investment income	$5,265,229	$3,147,914
Net realized gains on investments and foreign currency transactions	185,248,795	13,364,495
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	75,928,493	(7,532,205)
Change in net assets from operations	266,442,517	8,980,204

From Distributions to Shareholders
Net investment income	(6,539,011)	(3,625,854)
Net short-term realized capital gains on investments	(172,445,235)	—
Net long-term realized capital gains on investments	(10,830,212)	(7,844,262)
	(189,814,458)	(11,470,116)
From Capital Share Transactions
Proceeds from sale of shares	10,436,048	10,202,201
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	5,692,791	3,125,190
Distributions from net short-term realized capital gains on investments	152,364,226	—
Distributions from net long-term realized capital gains on investments	9,568,141	6,882,609
	178,061,206	20,210,000
Cost of shares redeemed	(120,890,510)	(225,540,792)
Change in net assets derived from capital share transactions	57,170,696	(205,330,792)
Total change in net assets	133,798,755	(207,820,704)

Net Assets
Beginning of period	870,994,627	1,078,815,331
End of period	$1,004,793,382	$870,994,627

Number of Shares of the Fund:
Issued from sale of shares	311,527	377,143
Issued in connection with reinvestment of:
Dividends from net investment income	172,164	111,068
Distributions from net short-term realized capital gains on investments	4,733,278	—
Distributions from net long-term realized capital gains on investments	297,237	231,972
	5,514,206	720,183
Redeemed	(3,658,308)	(8,219,622)
Net change	1,855,898	(7,499,439)

See accompanying notes to financial statements.
7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2017	2016	2015	2014	2013
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$29.67	$29.27	$32.89	$30.76	$29.37
Net investment income (a)	0.19	0.10	0.04	0.28	0.23
Net realized and unrealized gains (losses) on investments and foreign currency transactions	9.52	0.68	(0.81)	6.41	2.68
Total from investment operations	9.71	0.78	(0.77)	6.69	2.91

Dividends from net investment income	(0.24)	(0.11)	(0.03)	(0.24)	(0.28)
Distributions from net short-term realized gains	(6.54)	—	—	(0.92)	—
Distributions from net long-term realized gains	(0.41)	(0.27)	(2.82)	(3.40)	(1.24)
Total distributions	(7.19)	(0.38)	(2.85)	(4.56)	(1.52)

Net increase (decrease) in net asset value	2.52	0.40	(3.62)	2.13	1.39
Net asset value at end of period	$32.19	$29.67	$29.27	$32.89	$30.76

Total return (%)	32.8	2.7	(2.3)	21.8	9.9

Ratios:
Operating expenses to average net assets (%)	0.97	0.99	0.92	0.92	0.92
Net investment income to average net assets (%)	0.57	0.35	0.11	0.86	0.75
Portfolio turnover (%)	269	241	224	135	146
Net assets at end of period (in thousands) ($)	1,004,793	870,995	1,078,815	1,244,679	1,174,498
(a) Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.
8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2017

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2017 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$990,151,330	—	—
	Short-Term Investment
	Repurchase Agreement	—	$36,030,000	—
	Total	$990,151,330	$36,030,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the twelve months ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$188,150,530
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2017 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$838,030,800	$192,926,819	$(4,776,289)	$188,150,530
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2017 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2017 and 2016 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2017	$178,798,995	$11,015,463	—	$189,814,458
2016	$3,147,914	$8,322,202	—	$11,470,116
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2017, the Fund had an investment in a repurchase agreement with a gross value of $36,030,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $36,799,602 exceeded the value of the repurchase agreement at December 31, 2017 by $769,602.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
4. Purchases and sales of securities — For the year ended December 31, 2017, purchases and sales of securities other than short-term investments aggregated $2,436,579,614 and $2,558,396,852, respectively.
5. Fees and expenses
A. Management fees — During the year ended December 31, 2017, the Fund incurred management fees of $7,415,575, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $570,319, for the year ended December 31, 2017, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $494,756 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2017, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reported by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X was August 1, 2017. The original compliance date for the new forms was June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. On December 8, 2017 the SEC delayed by nine months the requirement to file the new portfolio holdings disclosure form with the SEC.  During the nine month delay, funds will not be required to file this form, but are required to maintain in their records the information that would be reported in the form.

12

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and CGM Realty Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Realty Fund (the "Fund") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2018

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined the specific year we began serving as auditor.

13

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2017 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2017
(unaudited)
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.
The Fund hereby designates $11,105,790 as capital gain dividend for the taxable year ended December 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.
For taxable non-corporate shareholders, 5.3% of the 2017 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.
For corporate shareholders, 2.8% of the 2017 ordinary dividend qualifies for the dividends-received deduction.

14

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2017 to December 31, 2017.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Expenses Paid During Period* 07/01/17 - 12/31/17
Actual	$1,000.00	$1,211.60	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89
* Expenses are equal to the Fund’s annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

15

CGM REALTY FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Vice President and Secretary of CGM Trust (since 1992); Employee - Office Administrator, CGM	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3
(1949)

16

CGM REALTY FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)

J. Baur Whittlesey	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)
Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton*	Vice President since 1992 and Anti-Money Laundering Compliance Officer since 2002	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Jem A. Hudgins*	Treasurer since 2004	Employee – Treasury Operations, CGM	3
(1963)
Leslie A. Lake*	Vice President and Secretary since 1992	Employee – Office Administrator, CGM	3
(1945)
Martha I. Maguire*	Vice President since 1994	Employee – Funds Marketing, CGM	3
(1955)
Nicole M. Fembleaux*	Assistant Vice President since 2011	Employee – Operations, CGM	3
(1979)
Kevin Ure*	Vice President since 2013	Employee – Accounts Admin. Operations, CGM	3
(1971)
Tony Figueiredo*	Vice President since 2013	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Assistant Treasurer since 2014	Employee – Treasury Operations, CGM	3
(1972)		38 Newbury St., Boston, MA 02116

17

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
DST ASSET MANAGER SOLUTIONS, INC.* P.O. Box 8511 Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS
For information about:
■ Account Procedures
■ Purchases
■ Redemptions
■ Exchanges Call 800-343-5678
■ New Account Procedures and Status
■ Prospectuses
■ Performance
■ Proxy Voting Policies and Voting Records
■ Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o DST Asset Manager Solutions, Inc.*
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

*Formerly known as Boston Financial Data Services.
FAR17	Printed in U.S.A.

CGM
Focus Fund

21st Annual Report
December 31, 2017

A No-Load Fund

To Our Shareholders:
CGM Focus Fund increased 3.7% during the fourth quarter of 2017 compared to the Standard and Poor’s 500 Index (S&P 500 Index) which increased 6.6%. For the twelve months ended December 31, 2017, CGM Focus Fund returned 24.8% while the S&P 500 Index returned 21.8%.
The Year in Review and Economic Outlook
The stock market started the year strong, continuing a rally that began with the presidential election at the end of 2016. Bank stocks were a significant driver of market performance early in the year based on the prospects of a more favorable regulatory environment and the possibility of upward inflation pressures. U.S. and foreign stocks advanced in response to rising commodity prices and improved global economic conditions. The prospects of continuing U.S. and global economic growth led the Federal Reserve to raise interest rates in mid-March with plans for two further rate increases during the year. Stocks reacted favorably to the news but pulled back as the quarter came to a close. The decline at the end of the quarter may have been in reaction to the inability of the Trump administration and congressional Republicans to pass a replacement for the Affordable Care Act and concern that this failure was an indication that the administration would have trouble implementing its agenda of infrastructure spending, tax cuts and reduced regulation. Despite the market weakness, consumer confidence continued to grow through the end of the quarter and the Conference Board’s Consumer Confidence Index reached its highest level in seventeen years. In another healthy sign for the economy, the Commerce Department’s Personal Consumption Expenditure Index (the index the Fed consults when planning interest rate adjustments) for February surpassed the Fed’s target of a 2% annual gain for the first time in five years.
Stocks climbed through the second quarter despite mixed economic news. The Institute for Supply Management (ISM) reported accelerating growth in the non-manufacturing sector and also indicated that the manufacturing sector continued to expand, though at a slightly slower pace than earlier in the year. Lackluster U.S. business investment since the end of the recession resulted in tempered growth in the manufacturing sector. Labor Department reports in April provided signs of upward inflation pressure. The Producer Price Index for Final Demand, which measures the prices U.S. companies receive for their goods and services, grew to its highest level in five years. Import prices also increased by 4.1% from a year earlier. However, this news was offset by oil prices that dropped into bear market territory in June and countered rising inflation pressures. Despite the conflicting news, the equity markets continued to climb through the end of the quarter, led by technology stocks which outperformed the broader market, and bank stocks which benefited from the news that all of the 34 largest U.S. banks passed the Fed’s capital requirements test mandated by the Dodd-Frank Act.
U.S. economic growth picked up in the third quarter despite low inflation. Strong employment and wage data along with resurgent consumer spending contributed to the steady expansion. Wage increases have been subdued throughout the recovery from the recession but the Labor Department’s June employment report indicated that workers at the bottom of the pay scale were now seeing their earnings increase at a faster rate than the median for all workers. The Commerce Department reported that retail sales for the first half of the year surpassed the first half of 2016 and grew at an even quicker pace in July. In early September, the impact of hurricanes Harvey and Irma along with rising tensions between the U.S. and North Korea temporarily weighed on stock prices and, along with weak inflation numbers, contributed to low bond yields. But the Fed expressed its confidence in continued economic growth by announcing that it would begin to reduce its portfolio of bonds and other assets purchased to stimulate the economy in the wake of the recession. By the end of the quarter, stocks were back in record territory.
The fourth quarter saw continued growth with the ISM reporting that manufacturing activity in

CGM FOCUS FUND

September reached a thirteen year high despite the impact of the recent hurricanes. In October, the Labor Department reported that the unemployment rate dropped to a 17 year low of 4.1%, where it remained through the end of the year. As the market anticipated passage of the Republican’s tax plan, stocks continued to hit new records, led by banks and small cap stocks which are expected to benefit the most from the new corporate tax cuts. Bond yields rebounded after passage of the tax plan in anticipation of upward inflationary pressures and the yield on the 10 year U.S. Treasury bond ended the year at 2.4%. Expanding corporate earnings and a growing global economy drove the S&P 500 Index and the Dow Jones Industrial Average to their best returns since 2013.
Portfolio Strategy
CGM Focus Fund was fully invested throughout 2017 in anticipation of continued growth in the global economy. The largest industry positions over the course of the year were in the financial sector, including commercial banks, money center banks and broker/dealers. Other important holdings during that period were semiconductor production and semiconductor capital equipment stocks as well as mining companies.
Semiconductor production and semiconductor capital equipment companies along with commercial banks and broker/dealers were the largest contributors to the significant portfolio appreciation realized in 2017.
The Fund maintained a short position in long-term U.S. Treasury bonds in anticipation of higher interest rates throughout the year. The appreciation and interest payments from this position slightly offset gains elsewhere in the portfolio.
On December 31, 2017 CGM Focus Fund was 18.7% invested in commercial banks, 15.3% invested in retail and 13.8% invested in metals and mining companies. The three largest holdings were Bank of America Corporation, Citigroup Inc. (commercial banks), and Vale S.A. ADR (metals and mining).

Approximately 59.0% of the portfolio was invested in securities sold short.
David C. Fietze
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2018

Average Annual Total Returns through 12/31/17

		1 Year	5 Year	10 Year
■	CGM Focus Fund	24.8%	12.7%	0.3%
■	S&P 500 Index	21.8%	15.8%	8.5%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM FOCUS FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2017
	CGM Focus Fund (%)
10 Years	+	2.6
5 Years	+	82.1
1 Year	+	24.8
3 Months	+	3.7
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2017 COMMON STOCKS

Industry	Percent of Net Assets
Commercial Banks	18.7%
Retail	15.3
Metals and Mining	13.8
Broker/Dealers	12.3
Banks - Money Center	9.9
Leisure	8.5
Home Products	7.4
Machinery	5.2
Oil- Independent Production	5.1
Steel	4.8
Textile and Apparel	1.7
SECURITIES SOLD SHORT

United States Treasury Bonds	(30.0)
Retail	(16.4)
Technology	(5.9)
Leisure	(5.0)
Food - Retailers/Wholesalers	(1.7)
SCHEDULE OF INVESTMENTS as of December 31, 2017 INVESTMENTS HELD LONG - 104.5% OF TOTAL NET ASSETS COMMON STOCKS — 102.7% OF TOTAL NET ASSETS

	Shares	Value(a)
Banks - Money Center — 9.9%
Banco Bradesco S.A. ADR (b)	4,800,000	$49,152,000
Itau Unibanco Holding S.A. ADR (b)	3,850,000	50,050,000
		99,202,000
Broker/Dealers — 12.3%
Morgan Stanley (c)	1,390,000	72,933,300
The Charles Schwab Corporation	970,000	49,828,900
		122,762,200
Commercial Banks — 18.7%
Bank of America Corporation (c)	3,210,000	94,759,200
Citigroup Inc.	1,240,000	92,268,400
		187,027,600

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2017 (continued) COMMON STOCKS (continued)

Home Products — 7.4%	Shares	Value(a)
Thor Industries, Inc.	350,000	$52,752,000
Whirlpool Corporation	125,000	21,080,000
		73,832,000
Leisure — 8.5%
Carnival Corporation (b)	490,000	32,521,300
Royal Caribbean Cruises Ltd. (b)(c)	440,000	52,483,200
		85,004,500
Machinery — 5.2%
United Rentals, Inc. (d)	300,000	51,573,000

Metals and Mining — 13.8%
Turquoise Hill Resources Ltd. (b)(c)(d)	17,825,000	61,139,750
Vale S.A. ADR (b)(c)	6,250,000	76,437,500
		137,577,250
Oil - Independent Production — 5.1%
Petroleo Brasileiro S.A. - Petrobras ADR (b)(d)	4,900,000	50,421,000

Retail — 15.3%
Best Buy Co., Inc.	690,000	47,244,300
Dollar Tree, Inc. (d)	430,000	46,143,300
Skechers U.S.A., Inc. (d)	1,350,000	51,084,000
Wal-Mart Stores, Inc.	80,000	7,900,000
		152,371,600
Steel — 4.8%
ArcelorMittal (b)(d)	1,000,000	32,310,000
POSCO ADR (b)	80,000	6,250,400
United States Steel Corporation	250,000	8,797,500
		47,357,900
Textile and Apparel — 1.7%
PVH Corp.	125,000	17,151,250

TOTAL COMMON STOCKS (Identified cost $846,424,491)		1,024,280,300

SHORT-TERM INVESTMENT — 1.8% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/17 at 0.20% to be repurchased at $17,930,398 on 01/02/2018 collateralized by $17,420,000 U.S. Treasury Inflation Indexed Bond, 0.125% due 04/15/2020 valued at $18,315,688 including interest. (Cost $17,930,000)	$17,930,000	17,930,000

TOTAL INVESTMENTS HELD LONG — 104.5% (Identified cost $864,354,491)		1,042,210,300

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2017 (continued)

INVESTMENTS HELD SHORT — (59.0)% OF TOTAL NET ASSETS

COMMON STOCKS — (29.0)% OF TOTAL NET ASSETS
Food - Retailers/Wholesalers — (1.7)%	Shares	Value(a)
Chipotle Mexican Grill, Inc. (d)	(60,000)	$(17,341,800)

Leisure — (5.0)%
Netflix, Inc. (d)	(260,000)	(49,909,600)

Retail — (16.4)%
Amazon.com, Inc. (d)	(43,700)	(51,105,839)
Simon Property Group, Inc.	(350,000)	(60,109,000)
The Macerich Company	(800,000)	(52,544,000)
		(163,758,839)
Technology — (5.9)%
Snap Inc. (d)	(4,000,000)	(58,440,000)

TOTAL COMMON STOCKS (Proceeds $277,729,132)		(289,450,239)

BONDS — (30.0)% OF TOTAL NET ASSETS
United States Treasury — (30.0)%	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$(35,000,000)	(35,263,867)
United States Treasury Bonds, 2.875%, 11/15/2046	(100,000,000)	(102,625,000)
United States Treasury Bonds, 3.000%, 02/15/2047	(90,000,000)	(94,689,844)
United States Treasury Bonds, 3.125%, 02/15/2043	(40,000,000)	(42,993,750)
United States Treasury Bonds, 3.750%, 11/15/2043	(20,000,000)	(23,839,844)
TOTAL BONDS (Proceeds $279,123,168)		(299,412,305)

TOTAL INVESTMENTS HELD SHORT — (59.0)% (Proceeds $556,852,300)		(588,862,544)

Cash and receivables	565,773,292
Liabilities	(21,407,053)
TOTAL NET ASSETS — 100.0%	$997,713,995

(a) See Note 2A.
(b) At December 31, 2017, the Fund has approximately 22.7% of net assets invested in companies incorporated in Brazil, approximately 6.1% of net assets invested in companies incorporated in Canada, approximately 5.3% of net assets invested in companies incorporated in Liberia and is invested in other foreign countries that each account for less than
5% of net assets (in aggregate 7.1%).
(c) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(d) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017
Assets
Investments at value:
(Identified cost $864,354,491)		$1,042,210,300
Cash		351
Deposits with brokers for short sales		546,852,064
Receivable for:
Securities sold	$16,469,905
Shares of the Fund sold	35,935
Dividends and interest	2,415,037	18,920,877
Total assets		1,607,983,592
Liabilities
Securities sold short at current market value (Proceeds $556,852,300)		588,862,544
Payable for:
Securities purchased	16,823,923
Shares of the Fund redeemed	881,218
Interest payable	2,318,010
Tax Withholding	270,561	20,293,712
Accrued expenses:
Management fees	823,749
Trustees’ fees	30,795
Accounting, administration and compliance expenses	50,465
Transfer agent fees	96,757
Other expenses	111,575	1,113,341
Total liabilities		610,269,597
Net Assets		$997,713,995

Net Assets consist of:
Capital paid-in		$869,968,357
Accumulated net realized losses on investments		(18,099,927)
Net unrealized appreciation (depreciation) on investments:
Long positions		177,855,809
Short positions		(32,010,244)
Net Assets		$997,713,995
Shares of beneficial interest outstanding, no par value		18,702,538
Net asset value per share*		$53.35
* Shares of the Fund are sold and redeemed at net asset
value ($997,713,995 ÷ 18,702,538).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2017
Investment Income
Income:
Dividends (net of withholding tax of
$800,585)	$16,526,950
Interest	11,710
16,538,660

Expenses:
Management fees	9,474,330
Trustees’ fees	123,394
Accounting, administration and compliance expenses	605,575
Custodian fees and expenses	141,239
Transfer agent fees	645,005
Audit and tax services	51,165
Legal	97,426
Printing	79,850
Registration fees	27,027
Interest expense on short sales	10,674,437
Dividend expense on short sales	7,963,000
Miscellaneous expenses	31,994
29,914,442
Net investment loss	(13,375,782)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments and foreign currency transactions:
Long transactions	223,113,485
Short transactions	23,228,299
246,341,784
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	7,206,061
Short transactions	(25,649,444)
(18,443,383)
Net realized and unrealized gains on investments and foreign currency transactions	227,898,401
Change in Net Assets from Operations	$214,522,619

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	2017	2016
From Operations
Net investment loss	$(13,375,782)	$(9,969,392)
Net realized gains on investments and foreign currency transactions	246,341,784	9,919,219
Net change in unrealized appreciation (depreciation) on investments	(18,443,383)	61,347,617
Change in net assets from operations	214,522,619	61,297,444

From Capital Share Transactions
Proceeds from sale of shares	10,888,179	8,880,757
Cost of shares redeemed	(164,542,574)	(198,259,157)
Change in net assets derived from capital share transactions	(153,654,395)	(189,378,400)
Total change in net assets	60,868,224	(128,080,956)

Net Assets
Beginning of period	936,845,771	1,064,926,727
End of period	$997,713,995	$936,845,771

Number of Shares of the Fund:
Issued from sale of shares	226,565	248,932
Redeemed	(3,442,452)	(5,497,232)
Net change	(3,215,887)	(5,248,300)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2017	2016	2015	2014	2013
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$42.74	$39.20	$40.88	$40.31	$29.30
Net investment loss (a)(b)	(0.67)	(0.41)	(0.52)	(0.64)	(0.40)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	11.28	3.95	(1.16)	1.21	11.41
Total from investment operations	10.61	3.54	(1.68)	0.57	11.01

Net increase (decrease) in net asset value	10.61	3.54	(1.68)	0.57	11.01
Net asset value at end of period	$53.35	$42.74	$39.20	$40.88	$40.31

Total return (%)	24.8	9.0	(4.1)	1.4	37.6

Ratios:
Operating expenses to average net assets (%)	1.16	1.20	1.13	1.10	1.09
Dividends and interest on short positions to average net assets (%)	1.92	1.25	1.09	1.16	0.91
Total expenses to average net assets (%)	3.08	2.45	2.22	2.26	2.00

Net investment loss to average net assets (%)	(1.38)	(1.13)	(1.27)	(1.61)	(1.13)
Portfolio turnover (%) (c)	388	334	268	266	291
Net assets at end of period (in thousands) ($)	997,714	936,846	1,064,927	1,326,978	1,642,133

(a) Net investment income (loss) per share excluding all related
short sale income and expenses ($)	0.26	0.04	(0.07)	(0.18)	(0.08)
(b) Per share net investment loss has been calculated using
average shares outstanding during the period.

(c) Includes short sale bond transactions.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2017

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2017 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$1,024,280,300	—	—
	Short-Term Investment
	Repurchase Agreement	—	$17,930,000	—
	Total	$1,024,280,300	$17,930,000	—

	Investments in Securities-Liabilities
	Common Stocks*	$289,450,239	—	—
	Bonds
	United States Treasury Bonds	—	$299,412,305	—
	Total	$289,450,239	$299,412,305	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the twelve months ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$127,745,638
The identified cost of investments in securities and securities sold short owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2017 was as follows:

Identified Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$325,602,117	$185,639,111	$(57,893,472)	$127,745,639
* The cost basis has been reduced by the proceeds of the short positions ($556,852,300) at December 31, 2017. Since the cost basis includes the proceeds from short sales it may result in a net negative cost basis.

For the year ended December 31, 2017, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers
$241,704,298	$1,330,455,478	—

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of December 31, 2017, the post-enactment capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$17,899,500	—	$17,899,500	—	—	—
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2017 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses, expiring capital loss carryforwards, dividends on short positions which were held less than forty-five days, and foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at December 31, 2017, was $314,758,900 and the value of cash held in a segregated account at December 31, 2017 was $546,852,064.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2017, the Fund had an investment in a repurchase agreement with a gross value of $17,930,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $18,315,688 exceeded the value of the repurchase agreement at December 31, 2017 by $385,688.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
4. Purchases and sales of securities — For the year ended December 31, 2017, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $4,874,445,349 and $5,089,939,756, respectively. Short sales for U.S. Treasury bonds for the year ended December 31, 2017 were $100,215,625.
5. Fees and expenses
A. Management fees — During the year ended December 31, 2017, the Fund incurred management fees of $9,474,330, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $605,575, for the year ended December 31, 2017, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $524,299 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2017, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calcula

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

ted based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reported by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X was August 1, 2017. The original compliance date for the new forms was June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. On December 8, 2017 the SEC delayed by nine months the requirement to file the new portfolio holdings disclosure form with the SEC.  During the nine month delay, funds will not be required to file this form, but are required to maintain in their records the information that would be reported in the form.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and CGM Focus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Focus Fund (the "Fund") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2018

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined the specific year we began serving as auditor.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2017 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2017
(unaudited)
We are providing this information as required by the Internal Revenue Code.

The Fund did not make any distributions in 2017.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2017 to December 31, 2017.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Expenses Paid During Period* 07/01/17 - 12/31/17
Actual	$1,000.00	$1,142.40	$16.50
Hypothetical (5% return before expenses)	$1,000.00	$1,009.80	$15.48
* Expenses are equal to the Fund’s annualized expense ratio of 3.06%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Vice President and Secretary of CGM Trust (since 1992); Employee - Office Administrator, CGM	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3
(1949)

CGM FOCUS FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)

J. Baur Whittlesey	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)

Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton*	Vice President since 1992 and Anti-Money Laundering Compliance Officer since 2002	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Jem A. Hudgins*	Treasurer since 2004	Employee – Treasury Operations, CGM	3
(1963)
Leslie A. Lake*	Vice President and Secretary since 1992	Employee – Office Administrator, CGM	3
(1945)
Martha I. Maguire*	Vice President since 1994	Employee – Funds Marketing, CGM	3
(1955)
Nicole M. Fembleaux*	Assistant Vice President since 2011	Employee – Operations, CGM	3
(1979)
Kevin Ure*	Vice President since 2013	Employee – Accounts Admin. Operations, CGM	3
(1971)
Tony Figueiredo*	Vice President since 2013	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Assistant Treasurer since 2014	Employee – Treasury Operations, CGM	3
(1972)		38 Newbury St., Boston, MA 02116

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as exhibit EX99_CODE. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2017. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2017.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mark W. Holland. Mark W. Holland is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2016 - $130,410 and 2017 - $134,310.

(b)
Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2016 - $0 and 2017 - $0.

(c)
Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2016 - $18,690 and 2017 - $19,200. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)
All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2016 - $0 and 2017 - $0.

(e)
(1)The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committee generally reviews each necessary pre-approval on a case by case basis. However, the Trustees Committee has authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500 for services relating to the audit of the Funds for the fiscal year ended December 31, 2017, the close-out of the 2017 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

(2) 0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the "de minimis" exception contained in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2016 - $18,690 and 2017 - $19,200.

(h)
There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2017, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX99_CODE.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not Applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 15, 2018

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: February 15, 2018